SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET (Details) - Deposits and Other Current Assets [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Impairment Effects on Earnings Per Share [Line Items]
Deposits	$ 51,623	$ 51,193
Other current assets, net		2,419
Less: allowance for expected credit loss	(540)	(56)	$ (47)
Deposits and other current assets	$ 51,083	$ 53,556